7. STOCK OPTION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expected dividend yield	0.00%	0.00%
Minimum
Expected life	2 years 9 months	2 years 9 months
Expected volatility	41.69%	46.40%
Risk-free interest rate	0.67%	0.57%
Maximum
Expected life	3 years 6 months	3 years 6 months
Expected volatility	45.52%	48.71%
Risk-free interest rate	1.57%	1.32%